Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2018	$ 88,109,766
Tax loss carryforward benefit	27,881,491
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2018	59,695,441
Tax loss carryforward benefit	20,296,450
Austria [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2018	20,128,833
Tax loss carryforward benefit	5,032,208
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2018	6,043,603
Tax loss carryforward benefit	1,813,081
Colombia [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2018	2,239,486
Tax loss carryforward benefit	739,030
Nicaragua [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2018	2,403
Tax loss carryforward benefit	$ 722